FAIR VALUE MEASUREMENT - Fair value hierarchy for assets and liabilities (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 120,241,425	¥ 85,187,718
Convertible loan (Note 11)		151,557,796
Level 2
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)	¥ 120,241,425	85,187,718
Level 3
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Convertible loan (Note 11)		¥ 151,557,796